Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary compensation table total for PEO1	Compensation actually paid to PEO1, 6	Average summary compensation table total for non-PEO named executive officers2	Average compensation actually paid to non-PEO named executive officers2, 6	Value of initial fixed $100 investment based on:		Net income (in millions)4	Adjusted ROE5
					Total shareholder return	Peer Group total shareholder return3
2024	$19,339,327	$22,927,793	$7,711,887	$8,245,789	$100	$106	$6,299	12.47%
2023	$22,916,957	$19,239,627	$5,566,902	$5,873,734	$87	$97	$5,429	14.95%
2022	$16,157,514	$14,217,402	$5,859,631	$5,004,351	$83	$98	$5,825	15.9%
2021	$19,166,276	$21,662,399	$5,810,359	$7,353,727	$102	$124	$7,963	13.3%
2020	$16,752,753	$8,176,718	$4,747,969	$2,926,730	$82	$90	$4,959	13.0%

1.
Andrew Cecere served as our CEO for the entirety of 2024, 2023, 2022, 2021 and 2020.

2.
The other NEOs included in this calculation for each year are:

2024 —  John C. Stern, Gunjan Kedia, Terrance R. Dolan, Shailesh M. Kotwal and Timothy A. Welsh
2023 — Terrance R. Dolan, John C. Stern, Gunjan Kedia, Shailesh M. Kotwal, Timothy A. Welsh and Jeffry H. von Gillern
2022 — Terrance R. Dolan, Jeffry H. von Gillern, Gunjan Kedia and Timothy A. Welsh
2021 — Terrance R. Dolan, Jeffry H. von Gillern, Gunjan Kedia and Shailesh M. Kotwal
2020 — Terrance R. Dolan, Jeffry H. von Gillern, Gunjan Kedia and Timothy A. Welsh
3.
For purposes of calculating the peer group TSR, the KBW Bank Index (Peer Group TSR) was used pursuant to Item 201(e) of Regulation S-K and is reflected in our 2024 Annual Report to Shareholders. In accordance with applicable SEC rules, the Peer Group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.

4.
Net income attributable to U.S. Bancorp as reported in the company’s consolidated financial statements included in our Annual Report on Form 10-K for the years ended December 31, 2020, 2021, 2022, 2023, and 2024.

5.
Adjusted ROE is a non-GAAP financial measure. As discussed on pages 50-51 in the “Compensation discussion and analysis” section, adjusted ROE is calculated by adjusting the company’s reported ROE results to exclude notable items that are unusual or related to acquisitions, such as merger-related charges, and adjustments related to the impact of the CECL accounting standard. The adjustments eliminate the volatility of the accounting standard related to changes in the allowance for credit losses, while including net charge-offs related to actual credit losses experienced.

6.
The dollar amounts reported in these columns represent the amounts of compensation actually paid to our PEO and average compensation actually paid to our other NEOs, as applicable. Compensation actually paid does not necessarily represent cash and/or equity value transferred to our PEO or any other NEO without restriction, but rather is a value calculated in accordance with applicable SEC rules. The additional table below sets forth each of the amounts required by applicable SEC rules to be deducted from and added to the amount of total compensation as reflected in the “Summary compensation table”, to calculate compensation actually paid. Equity award values are calculated in accordance with FASB ASC Topic 718 and PRSUs are earned based on specified performance-criteria. For purposes of calculating the fair value amounts for PRSUs in the table below, (i) total fair value as of year-end is based on the probable outcome of the PRSUs using data through year-end, and (ii) total fair value as of the vesting date is based on the number of shares actually earned based on performance. There were no other assumptions made in the valuation of equity awards, including RSUs and stock options, which differ materially from those disclosed as of the grant date of such equity awards.
	2024
	PEO	Other NEOs average
Summary compensation table total	$19,339,327	$7,711,887
DEDUCT: Fair value of equity awards granted during covered fiscal year	$11,000,024	$4,719,999
ADD: Year-end fair value of outstanding and unvested equity awards granted during the covered fiscal year	$12,988,895	$4,706,122
ADD: Change in fair value of outstanding and unvested equity awards granted in prior fiscal years	$2,676,285	$757,483
ADD: Fair value as of vesting date of equity awards granted and vested in covered fiscal year	$0	$0
ADD: Change in fair value as of vesting date of equity awards granted in prior years that vested in the covered fiscal year	$(88,323)	$(26,241)
DEDUCT: Year-end fair value for any equity awards granted in any prior fiscal year that failed to meet applicable vesting conditions during the covered fiscal year	$0	$0
DEDUCT: Change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in Summary compensation table	$1,926,261	$278,506
ADD: Pension service cost attributable to (i) services rendered during the covered fiscal year and (ii) any change in pension value attributable to plan amendments made in the covered fiscal year	$937,894	$95,043
Compensation actually paid	$22,927,793	$8,245,789

Named Executive Officers, Footnote
1.
Andrew Cecere served as our CEO for the entirety of 2024, 2023, 2022, 2021 and 2020.

2.
The other NEOs included in this calculation for each year are:

2024 —  John C. Stern, Gunjan Kedia, Terrance R. Dolan, Shailesh M. Kotwal and Timothy A. Welsh
2023 — Terrance R. Dolan, John C. Stern, Gunjan Kedia, Shailesh M. Kotwal, Timothy A. Welsh and Jeffry H. von Gillern
2022 — Terrance R. Dolan, Jeffry H. von Gillern, Gunjan Kedia and Timothy A. Welsh
2021 — Terrance R. Dolan, Jeffry H. von Gillern, Gunjan Kedia and Shailesh M. Kotwal
2020 — Terrance R. Dolan, Jeffry H. von Gillern, Gunjan Kedia and Timothy A. Welsh

Peer Group Issuers, Footnote
3.
For purposes of calculating the peer group TSR, the KBW Bank Index (Peer Group TSR) was used pursuant to Item 201(e) of Regulation S-K and is reflected in our 2024 Annual Report to Shareholders. In accordance with applicable SEC rules, the Peer Group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.

PEO Total Compensation Amount	$ 19,339,327	$ 22,916,957	$ 16,157,514	$ 19,166,276	$ 16,752,753
PEO Actually Paid Compensation Amount	$ 22,927,793	19,239,627	14,217,402	21,662,399	8,176,718
Adjustment To PEO Compensation, Footnote
	2024
	PEO	Other NEOs average
Summary compensation table total	$19,339,327	$7,711,887
DEDUCT: Fair value of equity awards granted during covered fiscal year	$11,000,024	$4,719,999
ADD: Year-end fair value of outstanding and unvested equity awards granted during the covered fiscal year	$12,988,895	$4,706,122
ADD: Change in fair value of outstanding and unvested equity awards granted in prior fiscal years	$2,676,285	$757,483
ADD: Fair value as of vesting date of equity awards granted and vested in covered fiscal year	$0	$0
ADD: Change in fair value as of vesting date of equity awards granted in prior years that vested in the covered fiscal year	$(88,323)	$(26,241)
DEDUCT: Year-end fair value for any equity awards granted in any prior fiscal year that failed to meet applicable vesting conditions during the covered fiscal year	$0	$0
DEDUCT: Change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in Summary compensation table	$1,926,261	$278,506
ADD: Pension service cost attributable to (i) services rendered during the covered fiscal year and (ii) any change in pension value attributable to plan amendments made in the covered fiscal year	$937,894	$95,043
Compensation actually paid	$22,927,793	$8,245,789

Non-PEO NEO Average Total Compensation Amount	$ 7,711,887	5,566,902	5,859,631	5,810,359	4,747,969
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,245,789	5,873,734	5,004,351	7,353,727	2,926,730
Adjustment to Non-PEO NEO Compensation Footnote
	2024
	PEO	Other NEOs average
Summary compensation table total	$19,339,327	$7,711,887
DEDUCT: Fair value of equity awards granted during covered fiscal year	$11,000,024	$4,719,999
ADD: Year-end fair value of outstanding and unvested equity awards granted during the covered fiscal year	$12,988,895	$4,706,122
ADD: Change in fair value of outstanding and unvested equity awards granted in prior fiscal years	$2,676,285	$757,483
ADD: Fair value as of vesting date of equity awards granted and vested in covered fiscal year	$0	$0
ADD: Change in fair value as of vesting date of equity awards granted in prior years that vested in the covered fiscal year	$(88,323)	$(26,241)
DEDUCT: Year-end fair value for any equity awards granted in any prior fiscal year that failed to meet applicable vesting conditions during the covered fiscal year	$0	$0
DEDUCT: Change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in Summary compensation table	$1,926,261	$278,506
ADD: Pension service cost attributable to (i) services rendered during the covered fiscal year and (ii) any change in pension value attributable to plan amendments made in the covered fiscal year	$937,894	$95,043
Compensation actually paid	$22,927,793	$8,245,789

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial performance measures
As discussed in the “Compensation discussion and analysis”, our executive compensation program and compensation decisions reflect the guiding principles of aligning long-term performance with shareholder interests. The metrics used within our incentive plans are selected to support these objectives. The most important financial performance measures used by the company to link compensation actually paid to the company’s NEOs for the most recently completed fiscal year to the company’s performance are as follows:
▶
Total Shareholder Return (TSR)

▶
Adjusted ROE*

▶
Adjusted EPS*

▶
Corporate Pretax Income

▶
Business Line Pretax Income

*
Non-GAAP financial measures; see footnote 5 above for information on the calculation of Adjusted ROE. As discussed in more detail on pages 46-47 in the “Compensation discussion and analysis”, Adjusted EPS is calculated from company reported EPS results, and adjusted to account for notable items that are unusual or related to acquisitions, including merger-related charges, and variation in our loan loss reserve in connection with our adoption of the CECL accounting standard in January 2020. Our adoption of CECL creates the potential for significant accounting volatility and uncertainty with respect to the loan loss reserve that is often dependent upon a number of judgmental factors and economic assumptions. In an effort to measure performance based on actual credit losses, the company excludes changes in the allowance driven by these factors and includes net charge-offs in the determination.

Total Shareholder Return Amount	$ 100	87	83	102	82
Peer Group Total Shareholder Return Amount	106	97	98	124	90
Net Income (Loss)	$ 6,299,000,000	$ 5,429,000,000	$ 5,825,000,000	$ 7,963,000,000	$ 4,959,000,000
Company Selected Measure Amount	12.47	14.95	15.9	13.3	13
PEO Name	Andrew Cecere
Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return (TSR)
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted ROE
Non-GAAP Measure Description
5.
Adjusted ROE is a non-GAAP financial measure. As discussed on pages 50-51 in the “Compensation discussion and analysis” section, adjusted ROE is calculated by adjusting the company’s reported ROE results to exclude notable items that are unusual or related to acquisitions, such as merger-related charges, and adjustments related to the impact of the CECL accounting standard. The adjustments eliminate the volatility of the accounting standard related to changes in the allowance for credit losses, while including net charge-offs related to actual credit losses experienced.

Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Corporate Pretax Income
Measure:: 5
Pay vs Performance Disclosure
Name	Business Line Pretax Income
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,926,261)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	937,894
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,000,024)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,988,895
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,676,285
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(88,323)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(278,506)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	95,043
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,719,999)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,706,122
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	757,483
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,241)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0